Medical Payables (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Medical Payables [Line Items]
Balance, beginning of year	$ 1,768,231	$ 2,670,709	$ 1,260,549
Incurred health care costs:
Current year	30,109,821	10,365,502	7,844,329
Claims paid:
Current year	(11,017,283)	(8,524,215)	(6,019,186)
Prior years	(1,575,049)	(1,881,869)	(1,159,909)
Total claims paid	(12,592,332)	(10,406,084)	(7,179,095)
Risk pool settlement	0	814,733	0
Accrual for net surplus (deficit) from full risk capitation contracts	432,415	(1,676,629)	803,981
Adjustments		0	(59,055)
Balance, end of year	$ 19,718,135	$ 1,768,231	$ 2,670,709